ALLEGIANT FUNDS

                      ALLEGIANT TREASURY MONEY MARKET FUND

                                    A Shares

    Supplement dated December 1, 2008 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

                                IMPORTANT NOTICE

         Effective immediately after net asset valuation on Monday, December 1, 2008, the ALLEGIANT TREASURY MONEY MARKET FUND (the "Fund") will not accept additional investments until further notice with the following exceptions:

         o Existing shareholders of the Fund may add to their accounts, including through reinvestment of distributions, Planned Investment Program and Systematic Exchange Program.

         o Financial intermediaries who currently have clients invested in the Fund may add to existing accounts.

         o Participants in retirement plans which utilize the Fund as an investment option on December 1, 2008 may continue to do so.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing opening policy at any time and to reject any investment for any reason.

THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FUND FEES AND EXPENSES

         EFFECTIVE DECEMBER 1, 2008, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE TREASURY MONEY MARKET FUND ON PAGE 14 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          TREASURY MONEY MARKET FUND
                                                   Class A

Investment Advisory Fees                            0.25%(5)
------------------------------------- ----------------------------------
Distribution (12b-1) Fees(2)                        0.00%
------------------------------------- ----------------------------------
Other Expenses:
------------------------------------- ----------------------------------
   Shareholder Servicing Fees(3)                    0.25%
------------------------------------- ----------------------------------
   Other                                            0.12%(4)
------------------------------------- ----------------------------------
Total Other Expenses                                0.37%
------------------------------------- ----------------------------------
Total Annual Fund
Operating Expenses                                  0.62%(5)
------------------------------------- ----------------------------------

         FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

         (2) The Distribution (12b-1) Fee listed in the table for the Treasury Money Market Fund reflects rounding. The actual Distribution (12b-1) Fee expected to be incurred by the Treasury Money Market Fund during the current fiscal year is 0.005%. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                ------      -------      -------      --------
TREASURY MONEY MARKET FUND
     Class A Shares              $63         $199         $346          $774


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                    SP-MMAC-1208

                                 ALLEGIANT FUNDS

                      ALLEGIANT TREASURY MONEY MARKET FUND

                                    I Shares

    Supplement dated December 1, 2008 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

                                IMPORTANT NOTICE

         Effective immediately after net asset valuation on Monday, December 1, 2008, the ALLEGIANT TREASURY MONEY MARKET FUND (the "Fund") will not accept additional investments until further notice with the following exceptions:

         o Existing shareholders of the Fund may add to their accounts, including through reinvestment of distributions, Planned Investment Program and Systematic Exchange Program.

         o Financial intermediaries who currently have clients invested in the Fund may add to existing accounts.

         o Participants in retirement plans which utilize the Fund as an investment option on December 1, 2008 may continue to do so.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing opening policy at any time and to reject any investment for any reason.

THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FUND FEES AND EXPENSES

         EFFECTIVE DECEMBER 1, 2008, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE TREASURY MONEY MARKET FUND ON PAGE 13 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          TREASURY MONEY MARKET FUND
                                                  Class I

Investment Advisory Fees                          0.25%(3)
------------------------------------- ----------------------------------
Distribution
(12b-1) Fees(1)                                   0.00%
------------------------------------- ----------------------------------
Other Expenses                                    0.12%(2)
------------------------------------- ----------------------------------
Total Annual Fund
Operating Expenses                                0.37%(3)
------------------------------------- ----------------------------------

         FOOTNOTE 1 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 13 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

         (1) The Distribution (12b-1) Fee listed in the table for the Treasury Money Market Fund reflects rounding. The actual Distribution (12b-1) Fee expected to be incurred by the Treasury Money Market Fund during the current fiscal year is 0.005%. For the other Funds, Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

         THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 14 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                    1 YEAR    3 YEARS      5 YEARS     10 YEARS
                                    ------    -------      -------     --------
TREASURY MONEY MARKET FUND           $38       $119         $208        $468



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                     SP-MMI-1208